BUSINESS COMBINATIONS (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Merchant Services	Sep. 30, 2011 Merchant Services	Dec. 31, 2009 Merchant Services	Sep. 30, 2012 Merchant Services	Sep. 30, 2011 Merchant Services	Dec. 31, 2011 Merchant Services	Dec. 31, 2010 Merchant Services	Sep. 30, 2012 Financial Institution Services	Sep. 30, 2011 Financial Institution Services	Dec. 31, 2009 Financial Institution Services	Sep. 30, 2012 Financial Institution Services	Sep. 30, 2011 Financial Institution Services	Dec. 31, 2011 Financial Institution Services	Dec. 31, 2010 Financial Institution Services	Dec. 31, 2010 NPC	Dec. 31, 2009 NPC	Dec. 31, 2010 NPC	Nov. 03, 2010 NPC	Nov. 03, 2010 NPC Customer relationship	Nov. 03, 2010 NPC Trade name	Jul. 06, 2010 TNB	Jul. 06, 2010 TNB Customer relationship	Jul. 06, 2010 TNB Trade name	Jun. 30, 2009 Vantiv Holding Fifth Third	Jun. 30, 2009 Vantiv Holding Fifth Third Merchant Services	Jun. 30, 2009 Vantiv Holding Fifth Third Financial Institution Services	Jun. 30, 2009 Vantiv Holding Customer relationship Fifth Third
Business Combinations
Goodwill deductible for tax purposes																									$ 240,000,000
Purchase price allocation
Current assets																									14,849,000			19,836,000			549,525,000
Property and equipment																									8,031,000						36,858,000
Non-current assets																									24,700,000						11,778,000
Goodwill																									456,326,000			26,898,000			1,049,150,000	501,200,000	548,000,000
Intangible assets																										111,000,000	41,000,000		28,865,000	238,000				998,230,000
Put rights																															14,200,000
Current liabilities																									(28,643,000)			(19,220,000)
Non-current liabilities																									(7,280,000)			(4,175,000)
Note payable assumed																															(1,250,000,000)
Liabilities assumed																															(257,478,000)
Non-controlling interests																															(592,028,000)
Total purchase price																									619,983,000			52,442,000			560,235,000
Additional disclosure
Revenue	466,736,000	409,364,000	506,002,000	1,369,147,000	1,183,374,000	1,622,421,000	1,162,132,000	354,120,000	299,318,000	320,355,000	1,028,926,000	853,739,000	1,185,253,000	756,930,000	112,616,000	110,046,000	185,647,000	340,221,000	329,635,000	437,168,000	405,202,000	49,400,000
Net income	48,639,000	28,683,000	14,587,000	53,289,000	45,043,000	84,810,000	54,917,000															3,300,000
Unaudited pro forma results
Total revenue																							651,543,000	1,410,150,000
Income from operations																							104,395,000	214,678,000
Net income including non-controlling interests																							20,262,000	74,519,000
Net income attributable to Vantiv, Inc.																							749,000	31,977,000
Expenses incurred in conjunction with the acquisition																								2,400,000
Transaction expenses related to acquisition																															$ 16,300,000